INCOME TAXES - Additional details (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Valuation allowance	$ 3,102,399	$ 1,290,382
Net operating losses carryforwards
INCOME TAXES
Valuation allowance	$ 3,102,399	$ 1,290,381